Federated Hermes Trust for U S Treasury Obligations Annual Total Returns	12 Months Ended
Dec. 31, 2024
Automated Shares [Member] | Federated Hermes Trust for U S Treasury Obligations | SS
Prospectus [Line Items]
Annual Return [Percent]	4.86%